AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 13, 2012

1933 Act Registration Number 333-112480

1940 Act Registration Number 811-21503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	29	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	30	[X]

(Check appropriate box or boxes.)

The FBR Funds

(Exact name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 703.469.1040

William Ginivan

General Counsel

FBR Capital Markets Corp.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA 22209

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 29 to the Registration Statement on Form N-1A of The FBR Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 28 on Form N‑1A filed February 29, 2012.  This PEA No. 29 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 28 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Arlington in the State of Virginia, on March 13, 2012.

The FBR Funds

By: /s/David H. Ellison*
David H. Ellison
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/David H. Ellison*	Trustee and President (Principal Executive Officer)	March 13, 2012
David H. Ellison

/s/Michael A. Willner*	Trustee	March 13, 2012
Michael A. Willner

/s/David B. Adcock*	Trustee	March 13, 2012
David B. Adcock

/s/William E. Cole, Jr.*	Trustee	March 13, 2012
William E. Cole, Jr.

/s/Charles O. Heller*	Trustee	March 13, 2012
Charles O. Heller

/s/Kimberly J. Bradshaw	Treasurer and Secretary (Principal Financial Officer)	March 13, 2012
Kimberly J. Bradshaw

*By: /s/ Kimberly J. Bradshaw		March 13, 2012
Kimberly J. Bradshaw

*Attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with Post-Effective Amendment No. 8 as filed on December 15, 2006 and with Post-Effective Amendment No. 28 as filed on February 29, 2012.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE